Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Treasury Stock	Shares Held in Trust	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent	Noncontrolling Interest
Balance at beginning of year (in shares) at Dec. 31, 2012		1,667,000	435,000
Increase (Decrease) in Stockholders' Equity
Exercised (in shares)		13,000
Purchase of treasury shares (in shares)			(66,000)
Employee stock purchase plan issuances (in shares)			1,000
Balance at end of year (in shares) at Dec. 31, 2013		1,680,000	500,000	1,000
Beginning of year at Dec. 31, 2012		$ 17	$ (16,270)		$ 29,120	$ 24,998	$ (181)		$ 0
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		0
Purchase of treasury shares			(3,976)
Employee stock purchase plan issuances			77
Stock option activity and stock awards					588
Excess tax benefit on stock options and stock awards					69
Portion of accelerated share repurchase not settled					0
Net income attributable to noncontrolling interest						4,592			0	[1]
Common stock dividends						(1,097)
Foreign currency translation adjustments, net of tax	$ (30)						(30)
Net cash flow hedges, net of tax	3						3
Pension and other postretirement benefits, net of tax	59						59
Business combinations									0
Capital contributions									0
Distributions									0
End of year at Dec. 31, 2013	37,938	$ 17	$ (20,169)	$ (31)	29,777	28,493	(149)	$ 37,938	0
Increase (Decrease) in Stockholders' Equity
Changes in inventory accounting principles						0
Exercised (in shares)		11,000
Purchase of treasury shares (in shares)			(51,000)
Employee stock purchase plan issuances (in shares)			1,000
Balance at end of year (in shares) at Dec. 31, 2014		1,691,000	550,000	1,000
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		$ 0
Purchase of treasury shares			$ (4,001)
Employee stock purchase plan issuances			92
Stock option activity and stock awards					535
Excess tax benefit on stock options and stock awards					106
Portion of accelerated share repurchase not settled					0
Net income attributable to noncontrolling interest						4,644			0	[1]
Common stock dividends						(1,288)
Foreign currency translation adjustments, net of tax	(35)						(35)
Net cash flow hedges, net of tax	4						4
Pension and other postretirement benefits, net of tax	(37)						(37)
Business combinations									5
Capital contributions									0
Distributions									0
End of year at Dec. 31, 2014	$ 37,963	$ 17	$ (24,078)	$ (31)	30,418	31,849	(217)	37,958	5
Increase (Decrease) in Stockholders' Equity
Changes in inventory accounting principles						0
Exercised (in shares)	6,425	8,000
Purchase of treasury shares (in shares)			(48,000)
Employee stock purchase plan issuances (in shares)			1,000
Balance at end of year (in shares) at Dec. 31, 2015		1,699,000	597,000	1,000
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		$ 0
Purchase of treasury shares			$ (4,856)
Employee stock purchase plan issuances			48
Stock option activity and stock awards					533
Excess tax benefit on stock options and stock awards					142
Portion of accelerated share repurchase not settled					(145)
Net income attributable to noncontrolling interest						5,237			1	[1]
Common stock dividends						(1,576)
Foreign currency translation adjustments, net of tax	$ (100)						(100)
Net cash flow hedges, net of tax	2						2
Pension and other postretirement benefits, net of tax	(43)						(43)
Business combinations									1
Capital contributions									2
Distributions									(2)
End of year at Dec. 31, 2015	37,203	$ 17	$ (28,886)	$ (31)	$ 30,948	35,506	$ (358)	$ 37,196	$ 7
Increase (Decrease) in Stockholders' Equity
Net income attributable to noncontrolling interest	$ 1
Changes in inventory accounting principles						$ (4)

[1]	Excludes $1 million attributable to redeemable noncontrolling interest (See Note 1 - "Significant Accounting Policies").